Related Party Transactions - Schedule of Compensation to Key Management Personnel (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Employee stock compensation expense	$ (2,000)	$ 5,000	$ 1,000
Former Chief Executive Officer and Managing Director
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Reversal of stock compensation cost toward forfeiture of stock incentives	5,000
Whole Time Directors And Executive Officers
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Employee stock compensation expense	$ (2,000)	5,000	1,000
General Counsel and Chief Compliance Officer
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Amount payable under severance agreement		$ 870
Chief Financial Officer
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Amount payable under severance agreement			$ 2,580
Chief Executive Officer and Managing Director
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Appointment term	5 years